THE ROXBURY FUNDS

ROXBURY SMALL-CAP GROWTH FUND

(the “Fund”)

Institutional Shares

Supplement dated June 12, 2013 to Prospectus dated November 1, 2012

At a Special Meeting of Shareholders held on May 30, 2013, shareholders of the Fund approved an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Roxbury Capital Management, LLC (“Roxbury” or the “Adviser”) and Hood River Capital Management LLC (“Hood River”).  Prior to May 30, 2013, the Fund was managed by portfolio managers located in Roxbury’s Portland, Oregon, office. Those portfolio managers, with the full approval and financial support of Roxbury, formed Hood River, a new asset management firm that is registered as an investment adviser with the Securities and Exchange Commission. Effective May 30, 2013 and pursuant to the Sub-Advisory Agreement, the Adviser has allocated all of the Fund’s assets to be managed by Hood River.

Accordingly, effective May 30, 2013:

1. The Fund’s name is changed to the Roxbury/Hood River Small-Cap Growth Fund.

2. The first bullet point in the first paragraph and paragraphs 6 through 9 under the section entitled “PRINCIPAL INVESTMENT STRATEGIES” starting on page 2 of the Prospectus are deleted and replaced with the following, respectively:

•                  Common stocks of U.S. corporations that are judged by Hood River Capital Management LLC (“Hood River”), the Fund’s sub-adviser, to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is consistent with the capitalization ranges of the S&P SmallCap 600® and Russell 2000® Indices (“small-cap companies”);

In selecting securities, the research process utilized by Hood River begins by screening a universe of stocks with market capitalizations of generally less than $3 billion which exhibit strong growth characteristics and attractive valuation relative to underlying profitability. Hood River then performs fundamental and valuation analysis and additional research to select stocks for the Fund.

The Fund maintains a portfolio of approximately 60-120 stocks, which is constructed with the overall goal of mitigating risk. However, the actual amount of the portfolio holdings may vary due to market conditions.

Hood River periodically engages in active trading of Fund securities.

Hood River generally sells stocks when it believes they have become overvalued, when the fundamentals weaken or if poor relative price performance persists.

3. The last bullet point in the section entitled “PRINCIPAL RISKS” on page 4 of the Prospectus is replaced with the following:

•                  The performance of the Fund will depend on whether or not Hood River is successful in pursuing the Fund’s investment strategies.

4. The following is added immediately following the section entitled “INVESTMENT ADVISER” on page 5 of the Prospectus:

SUB-ADVISER

Hood River Capital Management LLC

5. The first paragraph under the section entitled “ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES” on page 10 of the Prospectus is replaced with the following:

Roxbury/Hood River Small-Cap Growth Fund. Hood River’s research process for the Fund begins by screening a universe of stocks with market capitalizations of less than $3 billion which exhibit strong growth characteristics and attractive valuation relative to underlying profitability. Hood River then performs fundamental analysis to identify companies with the following characteristics: growing revenues; stable or expanding margins; low debt levels; solid cash flows; and high or potentially high returns on capital. Roxbury performs additional research of the most promising stocks to uncover those companies with solid management that have executed well over time, strengthening competitive positions, and positive business and market trends. A valuation analysis is then performed to see whether the stock is attractively priced relative to its industry, historical range, and the overall market.

6. The second sentence of the section entitled “MANAGEMENT OF THE FUNDS — INVESTMENT ADVISER” on page 13 of the Prospectus is deleted.

7. The following is added to the section entitled “MANAGEMENT OF THE FUNDS — INVESTMENT SUB-ADVISER” on page 13 of the Prospectus:

Hood River Capital Management LLC (“Hood River”), 1 South West Columbia Street, Suite 430, Portland, Oregon 97258, serves as the sub-adviser to the Small-Cap Growth Fund subject to the supervision of Roxbury. Hood River was established in January 2013 as a Delaware limited liability company and offers investment advisory services to mutual funds, institutional accounts and individual investors. As of May 31, 2013, Hood River had assets under management of approximately $697,893,167.

8. The following is added to the end of the first paragraph under the section entitled “MANAGEMENT OF THE FUNDS — ADVISORY AND SUB-ADVISORY FEES” on page 13 of the Prospectus:

Pursuant to the sub-advisory agreement with Hood River, Roxbury compensates Hood River out of the advisory fee it receives from the Small-Cap Growth Fund for providing sub-advisory services.

9. The section entitled “PORTFOLIO MANAGERS OF THE FUNDS — Small-Cap Growth Fund” starting on page 13 of the Prospectus is replaced with the following:

Small-Cap Growth Fund. The day-to-day management of the Small-Cap Growth Fund is the responsibility of Hood River’s Small-Cap Growth Investment Team, which includes the individuals listed below. The Investment Team meets regularly to make investment decisions for the Fund.

Robert C. Marvin, CFA, CPA co-founded Hood River in January 2013 and has nineteen years of investment management experience. From August 2002 to June 2013, Mr. Marvin was with Roxbury where he was a Portfolio Manager on the Small-Cap Growth Investment Team.  From 1998 to July 2002, Mr. Marvin was with Columbia Management Group (“Columbia”) where he was a Portfolio Manager on the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on small/mid-cap securities. Prior to joining Columbia, he was Vice President and Consumer Analyst for The Seidler Companies, a Los Angeles based boutique research and brokerage firm. Mr. Marvin began his career at Deloitte & Touche where he earned his CPA and became a Senior Consultant. He has a B.S. from the University of California, Berkeley and an M.B.A. from UCLA.

Brian P. Smoluch, CFA co-founded Hood River in January 2013 and has thirteen years of investment management experience. From August 2002 to June 2013, Mr. Smoluch was with Roxbury where he was a Portfolio Manager on the Small-Cap Growth Investment Team. From 1998 to July 2002, Mr. Smoluch was with Columbia where he was a Portfolio Manager on the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on small/mid-cap securities. From July 1994 to June 1996, he was a Financial Analyst at Salomon Brothers Investment Banking in New York City. He has a B.S. from the University of Virginia and an M.B.A. from Harvard University.

David G. Swank, CFA co-founded Hood River in January 2013 and has fourteen years of investment experience. His responsibilities include portfolio management as well as equity analysis focusing exclusively on small-cap securities. From April 2009 to June 2013, Mr. Swank was with Roxbury where he was a Portfolio Manager on the Small-Cap Growth Investment Team. From 2008 to 2009, Mr. Swank was a Vice President and Healthcare Sector Head with GMT Capital Corporation a long/short equity hedge fund. From 2000 to 2008, he was employed with Morgan Stanley Management/Frontpoint, Durus Capital and Perseus-Soros Management. Mr. Swank has a B.S. with distinction from the University of Virginia and an M.B.A. from The Amos Tuck School at Dartmouth College.

10. The following is added to the “SERVICE PROVIDERS — ASSET MANAGEMENT” chart on page 16 of the Prospectus:

Sub-Adviser

Hood River Capital Management LLC
1 South West Columbia Street
Suite 430
Portland, Oregon 97258
Sub-Advises the Roxbury/Hood River Small-Cap
Growth Fund

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

THE ROXBURY FUNDS

ROXBURY SMALL-CAP GROWTH FUND

(the “Fund”)

Institutional Shares

Supplement dated June 12, 2013 to Statement of Additional Information (“SAI”) dated November 1, 2012

At a Special Meeting of Shareholders held on May 30, 2013, the shareholders of the Fund approved an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Roxbury Capital Management, LLC (“Roxbury” or the “Adviser”) and Hood River Capital Management LLC (“Hood River”).  Prior to May 30, 2013, the Fund was managed by portfolio managers located in Roxbury’s Portland, Oregon, office. Those portfolio managers, with the full approval and financial support of Roxbury, formed Hood River, a new asset management firm that is registered as an investment adviser with the Securities and Exchange Commission. Effective May 30, 2013 and pursuant to the Sub-Advisory Agreement, the Adviser has allocated all of the Fund’s assets to be managed by Hood River.

Accordingly, effective May 30, 2013:

1. The Fund’s name is changed to the Roxbury/Hood River Small-Cap Growth Fund.

2. The first sentence under the section entitled “CODE OF ETHICS” on page 18 of the SAI is deleted and replaced with the following:

In accordance with Rule 17j-1 under the 1940 Act, the Trust, the Trust’s investment adviser, Roxbury Capital Management, LLC (“Roxbury”), the Small-Cap Growth Fund’s sub-adviser, Hood River Capital Management LLC (“Hood River”) and the Strategic Growth Fund’s sub-adviser, Mar Vista Investment Partners, LLC (“Mar Vista”), have each adopted a Code of Ethics.

3. The third and fourth paragraphs under the section entitled “PROXY VOTING” on page 19 of the SAI are deleted and replaced with the following:

Each of Roxbury’s, Hood River’s and Mar Vista’s proxy voting procedures address these considerations and establish a framework for its consideration of a vote that would be appropriate for a Fund.  In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing many common or routine matters.

Finally, each of Roxbury’s, Hood River’s and Mar Vista’s proxy voting procedures establish a protocol for voting of proxies in cases in which it may have a potential conflict of interest arising from, among other things, a direct business relationship or financial interest in a company soliciting proxies.  In such instances, Roxbury will submit a separate report to the Board of Trustees indicating the nature of the potential conflict of interest and how the determination of such vote was achieved.  Roxbury’s proxy voting policies and procedures are attached to this SAI as Appendix B.  Hood River and Mar Vista will use Roxbury’s proxy voting policies and procedures to vote proxies with respect to the Small-Cap Growth Fund and Strategic Growth Fund, respectively.  Each Fund’s proxy voting record for the twelve-month period ending June 30 of each year is available by August 31 of the same year (i) without charge, upon request, by calling (800) 497-2960 and (ii) on the SEC’s website at www.sec.gov.

4. The following is added as the third paragraph to the section entitled “INVESTMENT ADVISORY, INVESTMENT SUB-ADVISORY AND OTHER SERVICES — Investment Adviser Sub-Adviser” on page 21 of the SAI:

Hood River Capital Management LLC (“Hood River”), located at 1 South West Columbia Street, Suite 430, Portland, Oregon 97258, serves as the sub-adviser to the Small-Cap Growth Fund. Hood River was established in January 2013 as a Delaware limited liability company and offers investment advisory services to mutual funds, institutional accounts and individual investors. Pursuant to the sub-advisory agreement (the “Hood River Sub-Advisory Agreement”), Hood River will be compensated by Roxbury out of the advisory fees Roxbury receives from the Fund. Hood River will be entitled to receive from Roxbury a monthly fee computed and accrued daily at the annual rate of 1.00% of the first $1 billion of the Fund’s average daily net assets, 0.95% of the next $1 billion of the Fund’s average daily net assets, and 0.90% of the Fund’s average daily net assets over $2 billion. Roxbury has a 35% ownership interest in Hood River and is entitled to receive a portion of Hood River’s revenue after certain expenses.

5. The fourth paragraph under the section entitled “INVESTMENT ADVISORY, INVESTMENT SUB-ADVISORY AND OTHER SERVICES — Investment Adviser Sub-Adviser” on page 21 of the SAI is deleted and replaced with the following:

Under the Investment Advisory and Sub-Advisory Agreements, Hood River manages the assets of the Small-Cap Growth Fund and Mar Vista manages the assets of the Strategic Growth Fund subject to the supervision of Roxbury.  The Investment Advisory and Sub-Advisory Agreements have an initial term of two years and continue in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Independent Trustees, casting votes in person at a meeting called for such purpose, or by a majority of the outstanding voting securities of the Funds.  The Investment Advisory and Sub-Advisory Agreements may be terminated by the Trust or Roxbury on 60 days’ written notice without penalty and each Sub-Advisory Agreement may be terminated by Hood River or Mar Vista, as applicable, on 60 days’ written notice without penalty.  Each of the Investment Advisory and Sub-Advisory Agreements will also terminate automatically in the event of its assignment as defined in the 1940 Act.

6. The second paragraph under the section entitled “INVESTMENT ADVISORY, INVESTMENT SUB-ADVISORY AND OTHER SERVICES — Advisory Services” on page 23 of the SAI is deleted and replaced with the following:

The Investment Advisory and Sub-Advisory Agreements provide that Roxbury, Mar Vista and Hood River, respectively, shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which each agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.

7. The following is added as the first paragraph under the section entitled “INVESTMENT ADVISORY, INVESTMENT SUB-ADVISORY AND OTHER SERVICES — Sub-Advisory Services” on page 23 of the SAI:

Under the terms of the Hood River Sub-Advisory Agreement, Hood River agrees to direct the investments of the Small-Cap Growth Fund, under the supervision of Roxbury and subject to and in accordance with the Fund’s investment objective, policies and limitations set forth in the prospectus and this SAI; and purchase and sell the Small-Cap Growth Fund securities and other investments consistent with the Fund’s objective and policies.

Pursuant to the Hood River Sub-Advisory Agreement, Hood River is entitled to annually receive from Roxbury an annual sub-advisory fee, paid monthly, of 1.00% of the first $1 billion of the Fund’s average daily net assets, 0.95% of the next $1 billion of the Fund’s average daily net assets, and 0.90% of the Fund’s average daily net assets over $2 billion.

8. The section entitled “PORTFOLIO MANAGERS—SMALL-CAP GROWTH FUND” beginning on page 26 of the SAI is deleted and replaced with the following:

PORTFOLIO MANAGERS - SMALL-CAP GROWTH FUND

Other Accounts Managed.  The following table provides additional information about other accounts managed by portfolio managers and management team members jointly and primarily responsible for the day-to-day management of the Funds as of May 31, 2013.

Portfolio Manager(s) jointly	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

and primarily responsible for the day to day	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
management of the Small-Cap Growth Fund’s assets	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Hood River Capital Management LLC

Robert C. Marvin	1	$60	0	$0	26	$638	0	$0	0	$0	6	$80
Brian P. Smoluch	1	$60	0	$0	26	$638	0	$0	0	$0	6	$80
David G. Swank	1	$60	0	$0	26	$638	0	$0	0	$0	6	$80

Material conflicts of interest.  Material conflicts of interest that may arise in connection with a portfolio manager’s management of the Fund’s investments and investments of other accounts managed include material conflicts between the investment strategy of the Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between the Fund and other accounts managed by the portfolio manager.  The table below discusses potential material conflicts of interest identified by Hood River in connection with the management of the Fund.  Additional conflicts of interest may potentially exist or arise that are not discussed below.

Portfolio Managers	Description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments and the investments of the other accounts managed.
Hood River Capital Management LLC • Robert C. Marvin • Brian P. Smoluch • David G. Swank

Hood River understands that potential material conflicts of interest exist in “side-by-side” management. As such, Hood River has procedures on the aggregation and allocation of transactions across accounts managed in the same investment strategy. When possible, Hood River aggregates the same transactions in the same securities for many accounts to enhance execution. Clients in an aggregated transaction each receive the same price per share or unit, but, if they have directed brokerage to a particular broker, they may pay different commissions or may pay or receive a different price.

Certain clients may not be included in certain aggregated transactions because of cash availability, account restrictions, directed brokerage, or tax sensitivity. Hood River utilizes a trade rotation in these situations. The allocation is pro-rata basis within each aggregated group unless the size of the fill is such that a pro rata allocation is not appropriate.

Hood River’s Code of Ethics details additional guidelines and procedures to eliminate potential material conflicts of interest.

Compensation.  Following is a description of the structure of, and method used to determine the compensation received by the Fund’s portfolio managers or management team members from the Fund, Hood River or any other source with respect to managing the Fund and any other accounts.

Portfolio Managers	Structure of, and method used to determine, the compensation of each Portfolio Manager, including the criteria on which compensation is based
Hood River Capital Management LLC • Robert C. Marvin • Brian P. Smoluch • David G. Swank

Hood River’s investment professionals receive a base salary commensurate with their level of experience. Hood River’s goal is to maintain competitive base salaries through a review of industry standards, market conditions and salary surveys. Each Portfolio Manager’s compensation includes a combination of base salary and a competitive benefits package.

Ownership of securities.  The following table sets forth the dollar range of equity securities beneficially owned by each portfolio manager in the Small-Cap Growth Fund as of May 31, 2013.

Portfolio Managers	Dollar Value of Portfolio Shares Beneficially Owned
Robert C. Marvin	$100,001-$500,000

Brian P. Smoluch	$100,001-$500,000

David G. Swank	$0

9. All references to Roxbury under the section entitled “BROKERAGE ALLOCATION AND OTHER PRACTICES” beginning on page 30 of the SAI is deleted and replaced with Hood River.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE